Insurance Contract Liabilities - Estimates of undiscounted gross cumulative claims (Details) - Estimates of undiscounted gross cumulative claims - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Insurance Contract Liabilities
Property and casualty provision for losses and loss adjustment expenses	$ 44,110.0	$ 41,221.8	$ 36,306.4	$ 32,329.1	$ 28,700.5	$ 26,528.3	$ 25,426.9	$ 25,284.5
Favourable (adverse) development		800.4	(186.9)	(196.4)	(418.1)	(624.6)	(799.2)	460.3
Effect of foreign currency translation
Insurance Contract Liabilities
Favourable (adverse) development		390.0	250.1	338.8	399.5	410.5	307.3	555.9
Favourable (adverse) loss reserve development
Insurance Contract Liabilities
Favourable (adverse) development		410.4	(437.0)	(535.2)	(817.6)	(1,035.1)	(1,106.5)	(95.6)
One year later
Insurance Contract Liabilities
Cumulative payments		11,386.6	10,341.7	8,410.7	6,986.7	7,018.7	7,191.0	6,917.3
Reserves re-estimated		$ 40,421.4	36,470.5	31,640.8	28,119.8	26,259.1	25,256.3	24,131.2
Two years later
Insurance Contract Liabilities
Cumulative payments			17,308.6	14,571.5	11,990.6	11,133.7	11,487.9	11,052.3
Reserves re-estimated			$ 36,493.3	32,041.6	27,894.1	26,052.6	25,124.0	24,091.7
Three years later
Insurance Contract Liabilities
Cumulative payments				19,487.3	16,410.5	14,702.8	14,318.9	13,928.6
Reserves re-estimated				$ 32,525.5	28,468.4	25,961.4	25,132.6	23,949.9
Four years later
Insurance Contract Liabilities
Cumulative payments					19,797.6	17,959.2	16,807.6	15,843.4
Reserves re-estimated					$ 29,118.6	26,611.8	25,286.7	24,046.1
Five years later
Insurance Contract Liabilities
Cumulative payments						20,332.7	19,121.9	17,528.7
Reserves re-estimated						$ 27,152.9	25,851.6	24,202.6
Six years later
Insurance Contract Liabilities
Cumulative payments							20,755.7	19,141.7
Reserves re-estimated							$ 26,226.1	24,554.7
Seven years later
Insurance Contract Liabilities
Cumulative payments								20,301.2
Reserves re-estimated								$ 24,824.2